UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21318

Name of Fund: BlackRock Corporate High Yield Fund, Inc. (HYT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate High Yield Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 05/31/2015

Item 1 –	Schedule of Investments

Consolidated Schedule of Investments May 31, 2015 (Unaudited)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Capital Markets — 1.8%
American Capital Ltd. (a)	1,434,697	$20,372,697
E*Trade Financial Corp. (a)	246,100	7,250,106
Uranium Participation Corp. (a)	176,860	763,701

		28,386,504

Chemicals — 0.5%
Advanced Emissions Solutions, Inc. (a)	168,580	2,309,546
Huntsman Corp.	278,317	6,245,433

		8,554,979

Communications Equipment — 0.3%
Nokia OYJ - ADR	643,970	4,694,541

Consumer Finance — 1.8%
Ally Financial, Inc. (a)	198,832	4,507,521
Ally Financial, Inc.	1,101,275	24,965,905

		29,473,426

Diversified Consumer Services — 0.7%
Cengage Thomson Learning	211,142	5,806,405
Houghton Mifflin Harcourt Co.	206,188	5,439,239

		11,245,644

Diversified Financial Services — 0.3%
Concrete Investments II S.C.A.	4,997	—
Kcad Holdings I Ltd. (a)	2,223,465,984	4,269,055

		4,269,055

Diversified Telecommunication Services — 0.4%
Broadview Networks Holdings, Inc. (a)	192,400	327,079
Level 3 Communications, Inc. (a)	115,920	6,431,242

		6,758,321

Energy Equipment & Services (b) — 0.2%
Laricina Energy Ltd. (a)	211,764	880,363
Osum Oil Sands Corp. (a)	400,000	2,640,721

		3,521,084

Hotels, Restaurants & Leisure — 0.6%
Amaya, Inc.	118,172	3,249,825
Amaya, Inc. (a)	259,108	7,125,678

		10,375,503

Insurance — 0.9%
American International Group, Inc.	256,865	15,054,858

Media — 0.2%
Time Warner Cable, Inc.	20,908	3,782,048

Metals & Mining — 0.1%
African Minerals Ltd. (a)	225,302	3

Common Stocks		Shares	Value

Metals & Mining (concluded)
Constellium NV, Class A (a)		43,046	$586,287
Peninsula Energy Ltd. (a)		82,076,776	1,431,808

			2,018,098

Oil, Gas & Consumable Fuels — 1.1%
General Maritime Corp.		953,381	14,720,203
Seven Generations Energy Ltd., (Acquired 3/25/14, cost $2,419,572) (a)(b)(c)		216,000	2,900,611

			17,620,814

Paper & Forest Products — 0.2%
Norbord, Inc.		95,740	2,045,006
Western Forest Products, Inc.		543,106	953,527

			2,998,533

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (a)		1,025	31,150

Trading Companies & Distributors — 0.3%
HD Supply Holdings, Inc. (a)		139,579	4,529,339

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc. (a)		59,550	2,315,304

Total Common Stocks — 9.6%			155,629,201

Asset-Backed Securities		Par (000)

ALM Loan Funding, Series 2013-7RA (d):
Class C, 3.73%, 4/24/24	USD	2,840	2,803,299
Class D, 5.28%, 4/24/24 (e)		2,360	2,342,675
ALM XII, Ltd., Series 2015-12A, Class C1, 4.03%, 4/16/27 (d)(e)		1,500	1,449,375
ALM XIV Ltd., Series 2014-14A (d):
Class C, 3.73%, 7/28/26		750	731,205
Class D, 5.13%, 7/28/26 (e)		250	232,952
AMMC CLO 15 Ltd., Series 2014-15A (d)(e):
Class C1, 3.74%, 12/09/26		1,000	1,002,500
Class D, 4.48%, 12/09/26		1,000	995,000
Apidos CLO XVIII, Series 2014-18A, Class C, 3.93%, 7/22/26 (d)(e)		550	543,082
Ares CLO Ltd., Series 2014-32A, Class C, 4.47%, 11/15/25 (d)(e)		1,250	1,251,562
Atlas Senior Loan Fund V, Ltd., Series 2014-1A (d)(e):
Class C, 3.28%, 7/16/26		250	248,505
Class D, 3.73%, 7/16/26		250	243,177
Avalon IV Capital, Ltd., Series 2012-1AR, Class CR, 3.12%, 4/17/23 (d)(e)		850	851,582

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2015	1

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Asset-Backed Securities		Par (000)	Value

Benefit Street Partners CLO, Ltd., Series 2014-IVA, Class C, 3.78%, 7/20/26 (d)(e)	USD	500	$484,297
BlueMountain CLO 2014-1, Ltd., Series 2014-1A, Class C, 3.03%, 4/30/26 (d)(e)		1,000	988,155
Carlyle Global Market Strategies CLO 2012-2, Ltd., Series 2012-2AR, Class ER, 6.38%, 7/20/23 (d)(e)		580	579,957
Carlyle Global Market Strategies CLO 2014-5, Ltd., Series 2014-5A, Class C, 4.43%, 10/16/25 (d)(e)		1,000	1,000,632
Cedar Funding, Ltd., Series 2014-3A, Class D, 3.81%, 5/20/26 (d)(e)		535	511,588
CIFC Funding 2014-II, Ltd., Series 2014-2A, Class A3L, 3.13%, 5/24/26 (d)(e)		500	497,020
CIFC Funding 2014-V, Ltd., Series 2014-5A, Class C, 3.59%, 1/17/27 (d)(e)		1,000	1,000,363
CIFC Funding Ltd., Series 2014-3A (d)(e):
Class C1, 3.08%, 7/22/26		500	495,473
Class D, 3.68%, 7/22/26		250	240,589
Dryden Senior Loan Fund, Series 2014-36A, Class D, 4.02%, 11/09/25 (d)(e)		1,000	1,002,622
Galaxy CLO Ltd., Series 2014-18A, Class C1, 3.28%, 10/15/26 (d)(e)		500	501,005
Highbridge Loan Management 4-2014, Ltd., Series 4A-2014, Class B, 3.28%, 7/28/25 (d)(e)		820	810,050
ING IM CLO 2012-4, Ltd., Series 2012-4A, Class C, 4.78%, 10/15/23 (d)(e)		1,000	1,002,602
Jamestown CLO IV Ltd., Series 2014-4A, Class C, 3.78%, 7/15/26 (d)(e)		250	242,102
LCM X LP, Series 10AR, Class ER, 5.77%, 4/15/22 (d)(e)		1,000	993,356
Madison Park Funding, Ltd. (d)(e):
Series 2012-8AR, Class CR, 3.08%, 4/22/22		500	500,056
Series 2012-8AR, Class DR, 4.13%, 4/22/22		250	251,000
Series 2014-14A,Class D, 3.88%, 7/20/26		500	495,332
Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class D, 3.83%, 8/04/25 (d)(e)		500	482,385

Asset-Backed Securities		Par (000)	Value

Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class C, 4.03%, 11/14/25 (d)(e)	USD	1,500	$1,477,619
Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class B, 3.43%, 11/14/25 (d)(e)		1,250	1,251,875
Oaktree EIF II Series A2, Ltd., Series 2014-A2, Class C, 3.47%, 11/15/25 (d)(e)		2,000	2,000,079
Octagon Investment Partners XII, Ltd., Series 2012-1AR, Class ER, 5.78%, 5/05/23 (d)(e)		1,200	1,194,677
Octagon Investment Partners XX Ltd., Series 2014-1A, Class D, 3.93%, 8/12/26 (d)(e)		250	244,573
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class C1, 3.53%, 11/22/25 (d)(e)		1,000	1,001,244
Octagon Investment Partners XXII, Ltd., Series 2014-1A, Class D1, 4.18%, 11/22/25 (d)(e)		1,000	993,360
OneMain Financial Issuance Trust 2015-2, Series 2015-2A (e):
Class C, 4.32%, 7/18/25		200	199,963
Class D, 5.64%, 7/18/25		200	199,979
OZLM IX, Ltd., Series 2014-9A, Class C, 3.88%, 1/20/27 (d)(e)		1,250	1,229,411
Palmer Square CLO, Ltd., Series 2014-1A (d)(e):
Class B, 2.82%, 10/17/22		1,100	1,078,802
Class C, 4.12%, 10/17/22		845	843,011
Sound Point CLO, Ltd., Series 2014-3A, Class D, 3.89%, 1/23/27 (d)(e)		1,500	1,446,000
TICP CLO II, Ltd., Series 2014-2A, Class A1A, 1.73%, 7/20/26 (d)(e)		1,000	997,720
TICP CLO III, Ltd., Series 2014-3A, Class C, 3.53%, 1/20/27 (d)(e)		1,000	1,000,771
Venture CDO, Ltd., Series 2014-17A, Class C, 3.13%, 7/15/26 (d)(e)		500	498,795
Venture XIII CLO, Ltd., Series 2013-13A, Class D, 3.81%, 6/10/25 (d)(e)		1,000	978,181
Venture XIX CLO, Ltd., Series 2014-19A, Class C, 3.55%, 1/15/27 (d)(e)		1,000	1,000,000
Voya CLO, Ltd., Series 2014-4A (d)(e):
Class C, 4.28%, 10/14/26		1,750	1,749,938
Class D, 5.78%, 10/14/26		1,000	971,863

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2015	2

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Asset-Backed Securities		Par (000)	Value

WhiteHorse IX, Ltd., Series 2014-9A, Class C, 2.97%, 7/17/26 (d)(e)	USD	250	$241,626

			45,372,985

Total Asset-Backed Securities — 2.8%			45,372,985

Corporate Bonds

Aerospace & Defense — 1.5%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (e)		1,735	1,604,875
Bombardier, Inc., 7.50%, 3/15/25 (e)		1,450	1,386,563
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (e)		1,160	1,206,400
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (e)		1,140	1,254,000
Oshkosh Corp., 5.38%, 3/01/25 (e)		566	585,810
TransDigm, Inc.:
5.50%, 10/15/20		2,490	2,490,000
6.00%, 7/15/22		9,680	9,813,100
6.50%, 7/15/24		6,048	6,168,960

			24,509,708

Air Freight & Logistics — 0.4%
Air Medical Merger Sub Corp., 6.38%, 5/15/23 (e)		1,321	1,271,463
National Air Cargo Group, Inc.:
12.38%, 8/16/15		1,007	1,006,541
1.00%, 9/02/15		988	987,933
XPO Logistics, Inc., 7.88%, 9/01/19 (e)		3,163	3,396,271

			6,662,208

Airlines — 2.7%
American Airlines Group, Inc. (e):
5.50%, 10/01/19		750	757,500
4.63%, 3/01/20		1,450	1,410,125
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (e)		6,420	6,484,200
Continental Airlines Pass-Through Trust:
Series 1997-4, Class B, 6.90%, 7/02/18		222	231,000
Series 2012-3, Class C, 6.13%, 4/29/18		5,145	5,415,113
Delta Air Lines Pass-Through Trust, Class B:

Corporate Bonds		Par (000)	Value

Airlines (concluded)
Delta Air Lines Pass-Through Trust, Class B (concluded):
Series 2009-1, 9.75%, 6/17/18	USD	828	$919,113
Series 2010-1, 6.38%, 7/02/17 (e)		2,647	2,719,263
US Airways Pass-Through Trust:
Series 2012-1, Class C, 9.13%, 10/01/15		989	1,008,650
Series 2012-2, Class C, 5.45%, 6/03/18		5,720	5,820,100
Series 2013-1, Class B, 5.38%, 5/15/23		5,081	5,284,334
Virgin Australia Trust, Series 2013-1 (e):
Class C, 7.13%, 10/23/18		6,983	7,140,361
Class D, 8.50%, 10/23/16		6,138	6,275,740

			43,465,499

Auto Components — 3.4%
Affinia Group, Inc., 7.75%, 5/01/21		3,109	3,241,132
Autodis SA, 6.50%, 2/01/19	EUR	147	168,738
CNH Industrial Finance Europe SA, 2.75%, 3/18/19		1,422	1,588,886
Dana Holding Corp., 6.75%, 2/15/21	USD	200	211,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		352	355,960
6.00%, 8/01/20		10,743	11,548,725
5.88%, 2/01/22		2,797	2,933,354
IDQ Holdings, Inc., 11.50%, 4/01/17 (e)		2,155	2,289,687
Rhino Bondco SpA, 7.25%, 11/15/20	EUR	490	577,184
Schaeffler Finance BV:
4.75%, 5/15/23 (e)	USD	1,440	1,456,200
3.25%, 5/15/25	EUR	217	236,544
Schaeffler Holding Finance BV (f):
(5.75% Cash or 6.50% PIK), 5.75%, 11/15/21		800	949,590
(6.25% Cash or 0.00% PIK), 6.25%, 11/15/19 (e)	USD	2,130	2,265,809
(6.75% Cash or 0.00% PIK), 6.75%, 11/15/22 (e)		6,753	7,360,770
(6.88% Cash or 7.63% PIK), 6.88%, 8/15/18 (e)		2,400	2,496,000
(6.88% Cash), 6.88%, 8/15/18	EUR	1,660	1,899,132
The Goodyear Tire & Rubber Co., 6.50%, 3/01/21	USD	1,510	1,608,150

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2015	3

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Auto Components (concluded)
UCI International, Inc., 8.63%, 2/15/19	USD	7,080	$6,372,000
ZF North America Capital, Inc.:
2.25%, 4/26/19	EUR	300	333,889
4.00%, 4/29/20 (e)	USD	1,397	1,421,447
4.50%, 4/29/22 (e)		1,121	1,140,617
2.75%, 4/27/23	EUR	1,400	1,510,712
4.75%, 4/29/25 (e)	USD	2,695	2,695,000

			54,661,276

Automobiles — 0.7%
General Motors Co.:
4.88%, 10/02/23		940	1,001,731
6.25%, 10/02/43		3,705	4,286,340
5.20%, 4/01/45		4,015	4,096,766
Jaguar Land Rover Automotive PLC, 5.00%, 2/15/22	GBP	1,053	1,709,188

			11,094,025

Banks — 1.5%
Banco Bilbao Vizcaya Argentaria SA (d)(g):
6.75%	EUR	400	444,811
7.00%		1,000	1,120,595
Banco Espirito Santo SA:
4.75%, 1/15/18		1,900	2,131,081
4.00%, 1/21/19		100	110,514
Bankia SA, 4.00%, 5/22/24 (d)		1,000	1,090,063
CIT Group, Inc.:
5.25%, 3/15/18	USD	4,320	4,514,400
6.63%, 4/01/18 (e)		1,400	1,506,680
5.50%, 2/15/19 (e)		6,919	7,308,194
5.00%, 8/01/23		560	573,272
6.00%, 4/01/36		2,800	2,800,000
Citigroup, Inc., 5.95% (d)(g)		2,675	2,678,344
HSH Nordbank AG, 0.79%, 2/14/17 (d)	EUR	665	588,313

			24,866,267

Beverages — 0.0%
Hydra Dutch Holdings 2BV, 5.51%, 4/15/19 (d)		610	624,781

Building Products — 1.7%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (e)	USD	1,315	1,344,588
Builders FirstSource, Inc., 7.63%, 6/01/21 (e)		1,503	1,570,635
Building Materials Corp. of America, 6.75%, 5/01/21 (e)		2,490	2,636,287
Cemex SAB de CV:
5.88%, 3/25/19 (e)		1,335	1,378,388
4.38%, 3/05/23	EUR	455	493,480

Corporate Bonds		Par (000)	Value

Building Products (concluded)
Cemex SAB de CV:
5.70%, 1/11/25 (e)	USD	2,215	$2,178,342
CPG Merger Sub LLC, 8.00%, 10/01/21 (e)		3,590	3,769,500
Masonite International Corp., 5.63%, 3/15/23 (e)		1,520	1,573,200
Momentive Performance Materials, Inc., 3.88%, 10/24/21		3,738	3,368,872
Ply Gem Industries, Inc., 6.50%, 2/01/22		3,550	3,523,375
USG Corp.:
9.75%, 1/15/18		3,935	4,525,683
5.50%, 3/01/25 (e)		1,234	1,277,190

			27,639,540

Capital Markets — 2.1%
American Capital Ltd., 6.50%, 9/15/18 (e)		3,840	3,988,800
Blackstone CQP Holdco LP, 9.30%, 3/18/19		18,615	18,429,155
E*Trade Financial Corp.:
0.00%, 8/31/19 (e)(h)(i)		1,206	3,425,558
5.38%, 11/15/22		2,857	2,985,565
4.63%, 9/15/23		2,549	2,561,745
Series A, 0.00%, 8/31/19 (h)(i)		373	1,059,480
State Street Corp., Series F, 5.25% (d)(g)		184	186,070
UBS Group AG (d)(g):
5.75%	EUR	800	907,196
7.00%	USD	725	756,719

			34,300,288

Chemicals — 1.6%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV:
5.75%, 2/01/21	EUR	500	582,099
7.38%, 5/01/21 (e)	USD	1,760	1,909,600
Axiall Corp., 4.88%, 5/15/23		629	619,565
Celanese US Holdings LLC:
5.88%, 6/15/21		1,848	2,005,080
4.63%, 11/15/22		1,565	1,580,650
Huntsman International LLC:
8.63%, 3/15/21		381	402,908
5.13%, 4/15/21	EUR	1,779	2,066,224
INEOS Group Holdings SA:
6.13%, 8/15/18 (e)	USD	1,015	1,042,912
6.50%, 8/15/18	EUR	378	429,169
5.75%, 2/15/19		400	450,303
5.88%, 2/15/19 (e)	USD	413	420,227
Montichem Holdco SA, 5.25%, 6/15/21	EUR	311	348,403

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2015	4

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Chemicals (concluded)
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18	USD	510	$461,550
NOVA Chemicals Corp., 5.00%, 5/01/25 (e)		660	676,500
Platform Specialty Products Corp., 6.50%, 2/01/22 (e)		6,728	7,064,400
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	394	447,876
The Chemours Co. (e):
6.63%, 5/15/23	USD	3,977	4,036,655
7.00%, 5/15/25		1,501	1,527,267

			26,071,388

Commercial Services & Supplies — 2.7%
AA Bond Co., Ltd.:
9.50%, 7/31/19	GBP	447	751,077
5.50%, 7/31/22		500	776,618
Abengoa Greenfield SA, 6.50%, 10/01/19 (e)	USD	3,326	3,126,440
ADS Waste Holdings, Inc., 8.25%, 10/01/20		1,546	1,629,098
ARAMARK Corp., 5.75%, 3/15/20		3,123	3,259,631
Aviation Capital Group Corp., 6.75%, 4/06/21 (e)		3,002	3,478,213
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, 4/01/23		720	738,000
Bilbao Luxembourg SA, (10.50% Cash or 11.25% PIK), 10.50%, 12/01/18 (f)	EUR	423	495,632
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (e)	USD	1,558	1,495,680
Covanta Holding Corp.:
6.38%, 10/01/22		2,300	2,449,500
5.88%, 3/01/24		1,180	1,215,400
Jurassic Holdings III, Inc., 6.88%, 2/15/21 (e)		2,738	2,279,385
Mobile Mini, Inc., 7.88%, 12/01/20		2,040	2,162,400
Mustang Merger Corp., 8.50%, 8/15/21 (e)		2,688	2,728,320
Silk Bidco, 7.50%, 2/01/22	EUR	667	760,953
United Rentals North America, Inc.:
7.38%, 5/15/20	USD	1,890	2,036,475
8.25%, 2/01/21		1,001	1,077,326
7.63%, 4/15/22		5,555	6,068,838
6.13%, 6/15/23		1,055	1,102,475
5.75%, 11/15/24		3,826	3,888,173
Verisure Holding AB:
8.75%, 9/01/18	EUR	790	921,886

Corporate Bonds		Par (000)	Value

Commercial Services & Supplies (concluded)
Verisure Holding AB (concluded):
8.75%, 12/01/18	EUR	673	$783,786

			43,225,306

Communications Equipment — 3.4%
Alcatel-Lucent USA, Inc.:
4.63%, 7/01/17 (e)	USD	1,735	1,784,881
6.75%, 11/15/20 (e)		5,690	6,031,400
6.45%, 3/15/29		6,018	6,484,395
Avaya, Inc. (e):
7.00%, 4/01/19		4,080	4,080,000
10.50%, 3/01/21		4,505	3,851,775
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (e)(j)		2,257	2,285,213
CommScope, Inc. (e):
4.38%, 6/15/20 (j)		2,278	2,297,933
5.00%, 6/15/21		1,475	1,471,313
5.50%, 6/15/24		1,413	1,407,701
Nokia OYJ:
5.00%, 10/26/17 (i)	EUR	800	2,445,167
6.63%, 5/15/39	USD	1,961	2,264,955
Plantronics, Inc., 5.50%, 5/31/23 (e)		1,137	1,154,055
Zayo Group LLC/Zayo Capital, Inc.:
10.13%, 7/01/20		7,677	8,675,010
6.00%, 4/01/23 (e)		7,430	7,481,936
6.38%, 5/15/25 (e)		2,765	2,771,912

			54,487,646

Construction & Engineering — 0.9%
Abengoa Finance SAU, 7.00%, 4/15/20	EUR	461	494,873
AECOM Technology Corp. (e):
5.75%, 10/15/22	USD	716	741,060
5.88%, 10/15/24		2,662	2,768,480
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	960	970,019
Astaldi SpA, 7.13%, 12/01/20		2,273	2,683,669
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (e)	USD	2,187	2,258,077
Novafives SAS, 4.50%, 6/30/21	EUR	320	349,699
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (e)	USD	2,852	2,923,300
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		862	821,055

			14,010,232

Construction Materials — 2.6%
American Tire Distributors, Inc., 10.25%, 3/01/22 (e)		4,805	5,081,288
HD Supply, Inc.:
11.00%, 4/15/20		9,123	10,331,797

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2015	5

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Construction Materials (concluded)
HD Supply, Inc. (concluded):
7.50%, 7/15/20	USD	14,575	$15,759,219
5.25%, 12/15/21 (e)		9,862	10,256,480
Kerneos Tech Group SAS, 5.75%, 3/01/21	EUR	262	304,660
Officine MaccaFerri SpA, 5.75%, 6/01/21		780	853,889
Rexel SA, 6.13%, 12/15/19 (e)	USD	203	214,774

			42,802,107

Consumer Finance — 1.7%
Ally Financial, Inc.:
5.13%, 9/30/24		2,366	2,419,235
4.63%, 3/30/25		785	769,300
8.00%, 11/01/31		19,178	23,588,940
IVS F. SpA, 7.13%, 4/01/20	EUR	262	305,739

			27,083,214

Containers & Packaging — 1.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.25%, 1/31/19 (e)	USD	1,504	1,530,320
6.00%, 6/30/21 (e)		1,825	1,834,125
4.25%, 1/15/22	EUR	1,855	2,083,187
Ball Corp., 4.00%, 11/15/23	USD	564	543,555
Beverage Packaging Holdings Luxembourg II SA (e):
5.63%, 12/15/16		483	486,019
6.00%, 6/15/17		2,137	2,158,370
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		93	97,650
Crown European Holdings SA, 4.00%, 7/15/22	EUR	758	881,421
JH-Holding Finance SA, (8.25% Cash), 8.25%, 12/01/22 (f)		300	347,612
Pactiv LLC:
7.95%, 12/15/25	USD	4,267	4,320,337
8.38%, 4/15/27		736	750,720
Sealed Air Corp. (e):
8.38%, 9/15/21		150	168,750
4.88%, 12/01/22		709	714,318
5.13%, 12/01/24		1,941	1,974,967
SGD Group SAS, 5.63%, 5/15/19	EUR	405	457,044
Tekni-Plex, Inc., 9.75%, 6/01/19 (e)	USD	1,907	2,046,459

			20,394,854

Distributors — 0.3%
VWR Funding, Inc., 7.25%, 9/15/17		4,254	4,418,843

Corporate Bonds		Par (000)	Value

Diversified Consumer Services — 0.2%
Constellis Holdings LLC/Constellis Finance Corp., 9.75%, 5/15/20 (e)	USD	823	$815,799
Laureate Education, Inc., 10.00%, 9/01/19 (e)		3,065	2,965,387

			3,781,186

Diversified Financial Services — 3.3%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust (e):
4.50%, 5/15/21		780	811,200
5.00%, 10/01/21		4,340	4,600,400
Aircastle, Ltd.:
7.63%, 4/15/20		128	148,160
5.13%, 3/15/21		1,387	1,447,681
5.50%, 2/15/22		880	930,600
Citigroup, Inc., 5.88% (d)(g)		2,405	2,438,069
DFC Finance Corp., 10.50%, 6/15/20 (e)		2,745	2,113,650
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	2,437	3,911,342
General Motors Financial Co., Inc.:
3.15%, 1/15/20	USD	4,235	4,237,757
4.00%, 1/15/25		5,160	5,126,527
Horizon Pharma Financing, Inc., 6.63%, 5/01/23 (e)		1,893	1,947,424
HRG Group, Inc., 7.88%, 7/15/19 (e)		1,295	1,371,405
HSH Nordbank AG, 0.83%, 2/14/17 (d)	EUR	313	276,733
International Lease Finance Corp.:
4.63%, 4/15/21	USD	687	716,197
5.88%, 8/15/22		4,010	4,431,050
Jarden Corp., 1.88%, 9/15/18 (i)		100	171,625
Jefferies Finance LLC/JFIN Co-Issuer Corp. (e):
7.38%, 4/01/20		3,410	3,418,525
6.88%, 4/15/22		2,987	2,886,189
Lehman Brother Holding Escrow, 1.00%, 9/22/18		430	48,977
Lehman Brothers Holdings, Inc.:
4.75%, 1/16/15	EUR	1,890	290,610
5.38%, 10/17/15		350	53,817
1.00%, 2/05/16		3,950	596,514
1.00%, 12/31/49	USD	1,535	174,837
Leucadia National Corp., 8.13%, 9/15/15		4,503	4,584,617
ProGroup AG, 5.13%, 5/01/22	EUR	206	234,734
Reynolds Group Issuer, Inc.:
9.88%, 8/15/19	USD	899	952,940

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2015	6

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Diversified Financial Services (concluded)
Reynolds Group Issuer, Inc.: (concluded)
5.75%, 10/15/20	USD	4,884	$5,085,465

			53,007,045
Diversified Telecommunication Services — 2.8%
CenturyLink, Inc.:
6.45%, 6/15/21		1,125	1,199,531
Series V, 5.63%, 4/01/20		5,420	5,657,125
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (e)		1,025	971,187
Frontier Communications Corp.:
8.50%, 4/15/20		2,275	2,434,250
6.25%, 9/15/21		2,750	2,648,594
7.13%, 1/15/23		1,615	1,546,362
7.63%, 4/15/24		735	707,438
6.88%, 1/15/25		1,425	1,300,312
Level 3 Financing, Inc.:
7.00%, 6/01/20		2,395	2,565,644
5.63%, 2/01/23 (e)		2,917	3,011,802
5.13%, 5/01/23 (e)		4,092	4,102,230
5.38%, 5/01/25 (e)		4,912	4,887,440
Series TIT, 6.00%, 7/24/17 (i)	EUR	600	794,730
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	745	784,113
6.00%, 9/30/34		2,890	2,875,550
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	380	588,569
Telecom Italia SpA:
6.38%, 6/24/19	GBP	900	1,526,250
3.25%, 1/16/23	EUR	500	570,703
5.88%, 5/19/23	GBP	1,900	3,201,529
Telefonica Europe BV, 4.20% (d)(g)	EUR	700	800,216
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		1,362	1,624,905
6.75%, 8/15/24		1,982	2,427,166

			46,225,646

Electric Utilities — 0.5%
Homer City Generation LP (f):
(8.14% Cash), 8.14%, 10/01/19	USD	747	755,813
(8.73% Cash), 8.73%, 10/01/26		2,079	2,110,016
Mirant Mid Atlantic Pass-Through Trust:
Series B, 9.13%, 6/30/17		989	1,048,114
Series C, 10.06%, 12/30/28		2,237	2,449,493
Talen Energy Supply LLC, 6.50%, 6/01/25 (e)		1,096	1,118,368

Corporate Bonds		Par (000)	Value

Electric Utilities (concluded)
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	624	$702,473

			8,184,277

Electrical Equipment — 0.3%
Areva SA, 4.88%, 9/23/24		50	61,180
Belden, Inc., 5.50%, 4/15/23		1,602	1,854,049
International Wire Group Holdings, Inc., 8.50%, 10/15/17 (e)	USD	1,421	1,481,392
Techem Energy Metering Service GmbH & Co., 7.88%, 10/01/20	EUR	210	252,679
Trionista Holdco GmbH, 5.00%, 4/30/20		1,405	1,604,836
Trionista TopCo GmbH, 6.88%, 4/30/21		418	492,373

			5,746,509

Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	1,310	1,508,138

Energy Equipment & Services — 1.9%
Atwood Oceanics, Inc., 6.50%, 2/01/20		780	760,500
Calfrac Holdings LP, 7.50%, 12/01/20 (e)		3,862	3,610,970
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22		110	112,566
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21	USD	283	283,000
MEG Energy Corp. (e):
6.50%, 3/15/21		4,781	4,637,570
6.38%, 1/30/23		575	543,375
7.00%, 3/31/24		8,599	8,298,035
Peabody Energy Corp.:
6.00%, 11/15/18		1,000	710,000
7.88%, 11/01/26		2,795	1,355,575
Pioneer Energy Services Corp., 6.13%, 3/15/22		163	132,030
Precision Drilling Corp.:
6.63%, 11/15/20		425	420,750
5.25%, 11/15/24		4,147	3,654,544
Transocean, Inc.:
3.00%, 10/15/17		1,914	1,867,346
6.00%, 3/15/18		2,520	2,564,100
6.50%, 11/15/20		1,365	1,300,163

			30,250,524

Food & Staples Retailing — 1.8%
Bakkavor Finance 2 PLC:
8.25%, 2/15/18	GBP	825	1,314,694
8.75%, 6/15/20		795	1,341,446
Brakes Capital, 7.13%, 12/15/18		830	1,314,976
Family Dollar Stores, Inc., 5.00%, 2/01/21	USD	1,344	1,425,445

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2015	7

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Food & Staples Retailing (concluded)
Family Tree Escrow LLC (e):
5.25%, 3/01/20	USD	817	$856,829
5.75%, 3/01/23		10,549	11,129,195
R&R Ice Cream PLC:
4.75%, 5/15/20	EUR	745	847,895
(9.25% Cash or 10.00% PIK), 9.25%, 5/15/18 (f)		823	915,773
Rite Aid Corp.:
9.25%, 3/15/20	USD	2,080	2,281,760
Rite Aid Corp. (concluded):
6.75%, 6/15/21		1,536	1,616,640
6.13%, 4/01/23 (e)		6,432	6,689,280

			29,733,933

Food Products — 0.4%
Anna Merger Sub, Inc., 7.75%, 10/01/22 (e)		2,155	2,200,794
Boparan Finance PLC:
4.38%, 7/15/21	EUR	249	255,017
5.50%, 7/15/21	GBP	522	739,783
Findus Bondco SA, 9.13%, 7/01/18	EUR	437	503,955
Smithfield Foods, Inc.:
5.88%, 8/01/21 (e)	USD	891	933,322
6.63%, 8/15/22		1,516	1,638,417
The WhiteWave Foods Co., 5.38%, 10/01/22		950	1,026,000

			7,297,288

Forest Products — 0.1%
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25 (e)(j)		1,280	1,292,800

Health Care Equipment & Supplies — 1.1%
3AB Optique Development SAS, 5.63%, 4/15/19	EUR	900	966,230
Biomet, Inc., 6.50%, 10/01/20	USD	2,801	2,941,890
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (e)		933	819,874
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (e)		4,447	4,580,410
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21 (e)		1,580	1,706,400
IDH Finance PLC:
6.00%, 12/01/18	GBP	614	957,206
6.00%, 12/01/18 (e)		200	311,794
Mallinckrodt International Finance SA, 5.75%, 8/01/22 (e)	USD	1,690	1,770,275
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (e):
4.88%, 4/15/20		980	1,003,275
5.50%, 4/15/25		1,101	1,107,331

Corporate Bonds		Par (000)	Value

Health Care Providers & Services (concluded)
Teleflex, Inc., 6.88%, 6/01/19	USD	1,635	$1,691,211

			17,855,896

Health Care Providers & Services — 6.8%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		1,145	1,145,000
5.63%, 2/15/23 (e)		468	478,530
Alere, Inc.:
7.25%, 7/01/18		2,449	2,599,001
8.63%, 10/01/18		2,834	2,942,046
Amsurg Corp., 5.63%, 7/15/22		5,428	5,556,915
Care UK Health & Social Care PLC, 5.57%, 7/15/19 (d)	GBP	1,253	1,843,269
Centene Corp., 4.75%, 5/15/22	USD	2,427	2,548,350
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		2,125	2,186,094
6.88%, 2/01/22		3,948	4,214,529
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (e)	EUR	1,907	2,172,791
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/24	USD	5,166	5,220,889
5.00%, 5/01/25		4,606	4,577,212
ExamWorks Group, Inc., 5.63%, 4/15/23		1,741	1,780,173
HCA Holdings, Inc., 7.75%, 5/15/21		6,486	6,940,150
HCA, Inc.:
3.75%, 3/15/19		2,911	2,954,665
6.50%, 2/15/20		6,125	6,837,031
7.50%, 2/15/22		3,226	3,774,420
5.88%, 3/15/22		3,565	3,983,887
4.75%, 5/01/23		1,487	1,539,045
5.88%, 5/01/23		4,096	4,423,680
5.00%, 3/15/24		1,955	2,038,088
5.38%, 2/01/25		6,636	6,835,080
HealthSouth Corp.:
5.13%, 3/15/23		1,310	1,342,750
5.75%, 11/01/24		2,442	2,521,365
Hologic, Inc., 6.25%, 8/01/20		6,719	6,962,564
Kindred Healthcare, Inc., 6.38%, 4/15/22		931	949,620
MPH Acquisition Holdings LLC, 6.63%, 4/01/22 (e)		1,280	1,353,600
Omnicare, Inc.:
4.75%, 12/01/22		793	860,405
5.00%, 12/01/24		631	698,044
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (e)		424	427,180
Surgical Care Affiliates, Inc., 6.00%, 4/01/23 (e)		1,161	1,190,025
Tenet Healthcare Corp.:
6.25%, 11/01/18		1,308	1,424,896

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2015	8

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Health Care Providers & Services (concluded)
Tenet Healthcare Corp.: (concluded)
4.75%, 6/01/20	USD	1,805	$1,836,588
6.00%, 10/01/20		3,835	4,103,450
4.50%, 4/01/21		74	73,260
4.38%, 10/01/21		4,005	3,924,900
8.13%, 4/01/22		3,258	3,551,220
Voyage Care Bondco PLC, 6.50%, 8/01/18	GBP	786	1,249,375
WellCare Health Plans, Inc., 5.75%, 11/15/20		1,066	1,121,299

			110,181,386

Health Care Technology — 0.1%
IMS Health, Inc., 6.00%, 11/01/20 (e)		795	826,800

Hotels, Restaurants & Leisure — 4.0%
Boyd Gaming Corp., 6.88%, 5/15/23		3,664	3,728,120
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20		4,330	4,384,125
Carlson Travel Holdings, Inc., (7.50% Cash or 8.25% PIK), 7.50%, 8/15/19 (e)(f)		654	663,810
CDW LLC/CDW Finance Corp.:
5.00%, 9/01/23		3,545	3,636,248
5.50%, 12/01/24		4,652	4,872,970
Cedar Fair LP/Canada's Wonderland Co., 5.38%, 6/01/24		1,070	1,115,475
Cirsa Funding Luxembourg SA, 5.88%, 5/15/23	EUR	1,175	1,287,276
Enterprise Funding Ltd., Series ETI, 3.50%, 9/10/20 (i)	GBP	400	575,595
ESH Hospitality, Inc., 5.25%, 5/01/25 (e)	USD	1,708	1,720,810
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	1,507	1,738,286
International Game Technology PLC:
4.13%, 2/15/20		355	393,795
6.25%, 2/15/22 (e)	USD	400	388,000
4.75%, 2/15/23	EUR	825	902,700
6.50%, 2/15/25 (e)	USD	200	187,500
Intralot Capital Luxembourg SA, 6.00%, 5/15/21	EUR	613	596,170
Intralot Finance Luxembourg SA, 9.75%, 8/15/18		2,140	2,403,245
Merlin Entertainments PLC, 2.75%, 3/15/22		289	313,441

Corporate Bonds		Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
MGM Resorts International:
6.75%, 10/01/20	USD	1,062	$1,150,943
6.00%, 3/15/23		5,767	5,976,054
New Red Finance, Inc., 6.00%, 4/01/22 (e)		3,735	3,873,195
Pinnacle Entertainment, Inc., 6.38%, 8/01/21		2,405	2,567,338
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	339	393,910
Regal Entertainment Group, 5.75%, 2/01/25	USD	489	491,445
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/23 (e)		1,534	1,534,000
Sabre GLBL, Inc., 5.38%, 4/15/23 (e)		1,436	1,461,130
Six Flags Entertainment Corp., 5.25%, 1/15/21 (e)		3,247	3,352,527
Snai SpA, 7.63%, 6/15/18	EUR	866	991,551
Station Casinos LLC, 7.50%, 3/01/21	USD	5,095	5,426,175
Tropicana Entertainment LLC/Tropicana Finance Corp., 1.00%, 12/15/15 (a)(k)		1,850	—
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	2,007	3,229,122
Series A4, 5.66%, 6/30/27		829	1,291,671
Series N, 6.46%, 3/30/32		1,000	1,352,634
Vougeot Bidco PLC, 7.88%, 7/15/20		920	1,515,187
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.38%, 3/15/22	USD	689	709,670

			64,224,118

Household Durables — 2.9%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (e)		1,262	1,186,280
Beazer Homes USA, Inc.:
6.63%, 4/15/18		215	222,256
5.75%, 6/15/19		3,638	3,556,145
7.50%, 9/15/21		2,710	2,723,550
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (e)		1,604	1,612,020
DR Horton, Inc., 4.00%, 2/15/20		2,408	2,420,040
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (e)		1,607	1,679,315
Lennar Corp., 4.50%, 11/15/19		2,482	2,525,435
Project Homestake Merger Co., 8.88%, 3/01/23 (e)		3,574	3,569,533
PulteGroup, Inc., 6.38%, 5/15/33		2,805	2,889,150

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2015	9

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Household Durables (concluded)
The Ryland Group, Inc., 6.63%, 5/01/20	USD	1,900	$2,061,500
Shea Homes LP/Shea Homes Funding Corp. (e):
5.88%, 4/01/23		2,283	2,351,490
6.13%, 4/01/25		2,308	2,377,240
Standard Pacific Corp.:
10.75%, 9/15/16		3,420	3,787,650
8.38%, 1/15/21		4,270	4,995,900
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (e)		744	747,720
Tri Pointe Holdings, Inc. (e):
4.38%, 6/15/19		2,270	2,235,950
5.88%, 6/15/24		1,540	1,514,975
William Lyon Homes, Inc., 8.50%, 11/15/20		4,579	4,979,662

			47,435,811

Household Products — 0.5%
Spectrum Brands, Inc.:
6.38%, 11/15/20		2,125	2,268,437
6.63%, 11/15/22		1,385	1,485,413
6.13%, 12/15/24 (e)		1,290	1,370,625
5.75%, 7/15/25 (e)		2,521	2,596,630

			7,721,105

Independent Power and Renewable Electricity Producers — 1.6%
Baytex Energy Corp., 5.13%, 6/01/21 (e)		944	918,040
Calpine Corp.:
6.00%, 1/15/22 (e)		1,321	1,413,470
5.38%, 1/15/23		2,089	2,099,445
5.88%, 1/15/24 (e)		1,999	2,138,930
5.50%, 2/01/24		2,344	2,338,140
5.75%, 1/15/25		2,894	2,912,088
Dynegy, Inc. (e):
6.75%, 11/01/19		4,785	5,060,137
7.38%, 11/01/22		1,235	1,315,275
MPM Escrow LLC, 8.88%, 10/15/20 (a)(k)		3,738	—
NRG Energy, Inc.:
7.88%, 5/15/21		1,190	1,274,788
6.25%, 5/01/24		1,800	1,840,500
NRG REMA LLC:
Series B, 9.24%, 7/02/17		117	123,046
Series C, 9.68%, 7/02/26		1,400	1,519,000
QEP Resources, Inc.:
5.38%, 10/01/22		1,843	1,852,215

Corporate Bonds		Par (000)	Value

Independent Power and Renewable Electricity Producers (concluded)
QEP Resources, Inc.: (concluded)
5.25%, 5/01/23	USD	800	$800,000

			25,605,074

Insurance — 1.3%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (e)		6,232	6,403,380
CNO Financial Group, Inc.:
4.50%, 5/30/20		593	612,984
6.38%, 10/01/20 (e)		1,244	1,325,731
5.25%, 5/30/25		1,224	1,269,900
Genworth Holdings, Inc., 4.80%, 2/15/24		1,120	963,200
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (e)		3,920	4,047,400
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (e)		3,650	3,859,875
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	775	1,212,521
TMF Group Holding BV, 9.88%, 12/01/19	EUR	1,140	1,364,172

			21,059,163

Internet Software & Services — 0.9%
Blue Coat Holdings, Inc., 8.38%, 6/01/23 (e)	USD	2,629	2,655,290
Cerved Group SpA:
6.38%, 1/15/20	EUR	601	694,732
8.00%, 1/15/21		400	478,859
Equinix, Inc.:
5.38%, 1/01/22	USD	1,110	1,155,094
5.75%, 1/01/25		1,172	1,207,160
Interactive Data Corp., 5.88%, 4/15/19 (e)		5,276	5,355,140
Netflix, Inc. (e):
5.50%, 2/15/22		1,992	2,076,660
5.88%, 2/15/25		960	1,003,200

			14,626,135

IT Services — 2.5%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (e)		6,584	6,970,810
Epicor Software Corp., 8.63%, 5/01/19		3,077	3,215,465
First Data Corp.:
7.38%, 6/15/19 (e)		3,333	3,466,320
6.75%, 11/01/20 (e)		8,600	9,180,500
8.25%, 1/15/21 (e)		1,394	1,486,353
10.63%, 6/15/21		2,111	2,385,430
11.75%, 8/15/21		3,318	3,794,963
(8.75% Cash or 10.00% PIK), 8.75%, 1/15/22 (e)(f)		365	390,550

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2015	10

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

IT Services (concluded)
Open Text Corp., 5.63%, 1/15/23 (e)	USD	4,831	$4,882,329
SunGard Data Systems, Inc., 6.63%, 11/01/19		2,227	2,324,431
WEX, Inc., 4.75%, 2/01/23 (e)		2,728	2,646,160

			40,743,311

Machinery — 0.1%
Selecta Group BV, 6.50%, 6/15/20	EUR	1,060	1,133,638
SPX Corp., 6.88%, 9/01/17		980	1,068,200

			2,201,838

Media — 12.9%
Altice Financing SA:
6.50%, 1/15/22 (e)		1,945	1,993,625
5.25%, 2/15/23	EUR	585	668,206
6.63%, 2/15/23 (e)	USD	3,450	3,575,063
Altice Finco SA, 7.63%, 2/15/25 (e)		828	848,700
Altice SA:
7.25%, 5/15/22	EUR	1,958	2,214,986
7.75%, 5/15/22 (e)	USD	2,525	2,550,250
6.25%, 2/15/25	EUR	942	1,019,183
7.63%, 2/15/25 (e)	USD	2,576	2,543,800
Altice US Finance I Corp., 5.38%, 7/15/23 (e)(j)		8,100	8,100,000
Altice US Finance II Corp., 7.75%, 7/15/25 (e)(j)		3,319	3,319,000
Altice US Finance SA, 7.75%, 7/15/25 (e)(j)		3,325	3,267,644
AMC Networks, Inc.:
7.75%, 7/15/21		480	522,000
4.75%, 12/15/22		1,613	1,645,260
Cablevision Systems Corp., 5.88%, 9/15/22		3,070	3,062,325
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		1,135	1,152,025
5.13%, 5/01/23 (e)		560	562,800
5.88%, 5/01/27 (e)		6,267	6,314,002
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)(k)		3,439	—
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		4,069	4,302,967
6.50%, 11/15/22		11,724	12,380,757
Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/01/40 (e)(i)		4,132	4,503,880
Columbus International, Inc., 7.38%, 3/30/21 (e)		2,647	2,868,686

Corporate Bonds		Par (000)	Value

Media (continued)
Consolidated Communications, Inc., 6.50%, 10/01/22 (e)	USD	1,250	$1,262,500
DISH DBS Corp.:
4.25%, 4/01/18		3,209	3,297,248
5.00%, 3/15/23		5,022	4,839,952
5.88%, 11/15/24		6,239	6,254,597
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (e)		541	541,000
Gannett Co., Inc.:
5.13%, 10/15/19		857	896,636
5.13%, 7/15/20		506	528,770
Gannett Co., Inc. (concluded):
4.88%, 9/15/21 (e)		1,827	1,840,703
6.38%, 10/15/23		1,314	1,399,410
5.50%, 9/15/24 (e)		1,308	1,330,890
Gray Television, Inc., 7.50%, 10/01/20		1,743	1,856,295
Harron Communications LP/Harron Finance Corp., 9.13%, 4/01/20 (e)		4,510	4,887,712
iHeartCommunications, Inc.:
9.00%, 12/15/19		3,789	3,722,692
9.00%, 3/01/21		1,127	1,065,015
9.00%, 9/15/22		3,845	3,618,145
Inmarsat Finance PLC, 4.88%, 5/15/22 (e)		2,805	2,776,950
Intelsat Jackson Holdings SA:
6.63%, 12/15/22		595	553,350
5.50%, 8/01/23		7,130	6,548,477
LIN Television Corp., 6.38%, 1/15/21		1,570	1,621,025
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (e)		987	1,054,856
Media General Financing Sub, Inc., 5.88%, 11/15/22 (e)		1,292	1,324,300
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (e)		3,901	4,037,535
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (e)		2,039	2,100,170
Nexstar Broadcasting, Inc., 6.88%, 11/15/20		1,023	1,086,938
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (e)		2,947	2,958,051
Numericable Group SA:
5.38%, 5/15/22	EUR	690	792,952
6.00%, 5/15/22 (e)	USD	7,205	7,268,044
5.63%, 5/15/24	EUR	1,785	2,053,784
6.25%, 5/15/24 (e)	USD	4,285	4,343,919

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2015	11

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Media (concluded)
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22	USD	650	$672,750
5.63%, 2/15/24 (e)		496	519,560
5.63%, 2/15/24		568	594,980
Play Finance 2 SA, 5.25%, 2/01/19	EUR	1,070	1,216,312
Radio One, Inc., 7.38%, 4/15/22 (e)	USD	805	809,025
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (e)		1,130	1,203,450
Sirius XM Radio, Inc. (e):
4.25%, 5/15/20		2,204	2,201,245
5.75%, 8/01/21		1,811	1,885,704
4.63%, 5/15/23		345	332,925
5.38%, 4/15/25		4,340	4,346,510
Sterling Entertainment Corp., 9.75%, 12/15/19		4,810	4,906,200
Townsquare Media, Inc., 6.50%, 4/01/23 (e)		517	515,708
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (e)		2,550	2,629,688
5.63%, 4/15/23	EUR	187	222,050
4.00%, 1/15/25		1,611	1,795,902
Univision Communications, Inc. (e):
8.50%, 5/15/21	USD	1,597	1,702,801
5.13%, 5/15/23		10,242	10,267,605
5.13%, 2/15/25		9,535	9,482,557
Virgin Media Finance PLC, 5.75%, 1/15/25 (e)		2,405	2,459,113
Virgin Media Secured Finance PLC:
6.00%, 4/15/21	GBP	4,935	7,932,176
6.25%, 3/28/29		829	1,343,066
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (e)	USD	4,428	4,671,540
Ziggo Bond Finance BV:
4.63%, 1/15/25	EUR	902	1,010,579
5.88%, 1/15/25 (e)	USD	3,773	3,848,460

			209,846,981

Metals & Mining — 4.2%
Alcoa, Inc.:
6.15%, 8/15/20		1,330	1,496,882
5.13%, 10/01/24		8,691	9,277,642
5.90%, 2/01/27		215	234,350
6.75%, 1/15/28		477	544,973
5.95%, 2/01/37		264	274,560
Arch Coal, Inc.:
7.00%, 6/15/19		1,614	290,520

Corporate Bonds		Par (000)	Value

Metals & Mining (concluded)
Arch Coal, Inc.: (concluded)
7.25%, 6/15/21	USD	500	$87,500
Constellium NV:
4.63%, 5/15/21	EUR	374	390,226
8.00%, 1/15/23 (e)	USD	6,525	6,883,875
5.75%, 5/15/24 (e)		3,385	3,181,900
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	1,954	2,149,297
First Quantum Minerals Ltd. (e):
7.00%, 2/15/21	USD	1,717	1,663,344
7.25%, 5/15/22		1,883	1,814,741
FMG Resources August 2006 Pty, Ltd., 9.75%, 3/01/22 (e)		596	625,800
Global Brass & Copper, Inc., 9.50%, 6/01/19		4,660	5,091,050
Kaiser Aluminum Corp., 8.25%, 6/01/20		1,240	1,348,500
Novelis, Inc., 8.75%, 12/15/20		12,968	13,814,940
Ovako AB, 6.50%, 6/01/19	EUR	606	662,668
Peabody Energy Corp., 6.50%, 9/15/20	USD	1,146	590,190
Perstorp Holding AB, 8.75%, 5/15/17 (e)		990	1,037,025
Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17		1,070	1,088,725
Steel Dynamics, Inc.:
5.13%, 10/01/21		3,085	3,123,563
6.38%, 8/15/22		1,345	1,439,150
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (e)		10,804	11,533,378

			68,644,799

Multi-Utilities — 0.1%
CE Energy AS, 7.00%, 2/01/21	EUR	745	850,963

Multiline Retail — 0.6%
CST Brands, Inc., 5.00%, 5/01/23	USD	653	664,427
Debenhams PLC, 5.25%, 7/15/21	GBP	914	1,404,243
Dufry Finance SCA, 5.50%, 10/15/20 (e)	USD	1,927	2,010,923
Hema Bondco I BV, 6.25%, 6/15/19	EUR	1,405	1,350,223
The Neiman Marcus Group Ltd., 8.00%, 10/15/21 (e)	USD	4,727	5,069,707

			10,499,523

Oil, Gas & Consumable Fuels — 13.6%
Antero Resources Corp., 5.13%, 12/01/22		899	896,753
Antero Resources Finance Corp.:
6.00%, 12/01/20		638	653,950
5.38%, 11/01/21		2,008	2,033,100

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2015	12

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Berry Petroleum Co., 6.38%, 9/15/22	USD	1,755	$1,439,100
Bonanza Creek Energy, Inc.:
6.75%, 4/15/21		1,719	1,663,132
5.75%, 2/01/23		3,254	3,009,950
California Resources Corp.:
5.50%, 9/15/21		7,266	6,884,535
6.00%, 11/15/24		18,332	16,865,440
Carrizo Oil & Gas, Inc.:
7.50%, 9/15/20		1,003	1,061,926
6.25%, 4/15/23		2,472	2,521,440
Chaparral Energy, Inc., 7.63%, 11/15/22		1,220	976,000
Chesapeake Energy Corp.:
6.63%, 8/15/20		1,164	1,216,147
6.88%, 11/15/20		771	813,405
4.88%, 4/15/22		3,240	3,086,100
Cimarex Energy Co., 4.38%, 6/01/24		1,349	1,387,784
Concho Resources, Inc.:
5.50%, 10/01/22		2,016	2,046,240
5.50%, 4/01/23		3,085	3,131,275
CONSOL Energy, Inc., 5.88%, 4/15/22		11,028	10,283,610
CrownRock LP/CrownRock Finance, Inc. (e):
7.13%, 4/15/21		3,710	3,858,400
7.75%, 2/15/23		1,064	1,130,500
Denbury Resources, Inc.:
5.50%, 5/01/22		1,809	1,726,464
4.63%, 7/15/23		196	178,850
Diamondback Energy, Inc., 7.63%, 10/01/21		2,877	3,092,775
El Paso LLC:
7.80%, 8/01/31		2,547	2,988,744
7.75%, 1/15/32		1,819	2,142,966
Energy Transfer Equity LP:
7.50%, 10/15/20		695	794,038
5.88%, 1/15/24		7,967	8,464,937
EP Energy LLC/Everest Acquisition Finance, Inc., 6.38%, 6/15/23 (e)		1,867	1,869,334
Genesis Energy LP/Genesis Energy Finance Corp., 6.00%, 5/15/23		1,906	1,929,825
Gulfport Energy Corp., 7.75%, 11/01/20		1,517	1,604,228
Halcon Resources Corp.:
8.88%, 5/15/21		744	522,660
9.25%, 2/15/22		1,257	873,615
Hilcorp Energy I LP/Hilcorp Finance Co. (e):
7.63%, 4/15/21		1,472	1,534,560
5.00%, 12/01/24		2,448	2,380,680

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75%, 4/01/22	USD	1,400	$1,384,250
Laredo Petroleum, Inc., 7.38%, 5/01/22		1,808	1,921,000
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21		1,390	1,160,650
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/01/19		1,628	1,391,940
8.63%, 4/15/20		4,840	4,377,175
7.75%, 2/01/21		365	314,813
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22		674	749,286
4.50%, 7/15/23		1,720	1,698,500
4.88%, 6/01/25		4,860	4,829,625
Matador Resources Co., 6.88%, 4/15/23 (e)		629	646,298
Memorial Production Partners LP/Memorial Production Finance Corp.:
7.63%, 5/01/21		605	592,900
6.88%, 8/01/22 (e)		1,242	1,182,229
Memorial Resource Development Corp., 5.88%, 7/01/22 (e)		6,071	5,934,402
Newfield Exploration Co., 5.38%, 1/01/26		1,338	1,384,830
NGPL PipeCo LLC (e):
7.12%, 12/15/17		1,565	1,611,950
9.63%, 6/01/19		891	908,820
7.77%, 12/15/37		3,380	3,684,200
Oasis Petroleum, Inc., 6.50%, 11/01/21		1,625	1,637,187
Offshore Group Investment Ltd., 7.50%, 11/01/19		1,370	989,825
Pacific Drilling SA, 5.38%, 6/01/20 (e)		826	681,450
Paramount Resources, Ltd., 6.88%, 6/30/23 (e)(j)		2,149	2,159,745
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22 (e)		4,536	4,734,223
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 5/15/23 (e)		796	810,925
PDC Energy, Inc., 7.75%, 10/15/22		995	1,064,650
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 6.50%, 5/15/21		1,193	1,274,116

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2015	13

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Petrobras Global Finance BV, 4.75%, 1/14/25	EUR	410	$437,853
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (e)	USD	3,816	3,634,740
Range Resources Corp.:
5.75%, 6/01/21		568	589,300
5.00%, 8/15/22		530	527,350
5.00%, 3/15/23		1,193	1,193,000
Regency Energy Partners LP/ Regency Energy Finance Corp., 5.50%, 4/15/23		2,059	2,131,065
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.75%, 9/01/20	USD	628	690,800
6.50%, 7/15/21		685	732,334
5.88%, 3/01/22		247	270,465
4.50%, 11/01/23		2,835	2,850,592
Rockies Express Pipeline LLC (e):
6.00%, 1/15/19		2,524	2,656,510
6.88%, 4/15/40		2,350	2,514,500
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.63%, 7/15/22		1,747	1,742,632
5.63%, 11/15/23 (e)		1,041	1,025,385
Rosetta Resources, Inc., 5.88%, 6/01/24		1,007	1,086,301
RSP Permian, Inc., 6.63%, 10/01/22 (e)		1,756	1,826,240
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23		3,087	3,141,022
5.75%, 5/15/24		5,625	5,716,406
5.63%, 3/01/25 (e)		3,208	3,208,000
Sanchez Energy Corp.:
7.75%, 6/15/21		547	557,940
6.13%, 1/15/23		7,215	6,854,250
SandRidge Energy Inc., 8.75%, 6/01/20 (e)(j)		646	640,751
SandRidge Energy, Inc.:
8.75%, 1/15/20		141	91,298
7.50%, 2/15/23		1,378	764,790
Seven Generations Energy Ltd., 8.25%, 5/15/20 (e)		6,541	7,015,222
Seven Generations Energy, Ltd., 6.75%, 5/01/23 (e)		995	1,002,463
Seventy Seven Energy, Inc., 6.50%, 7/15/22		1,133	710,958
Seventy Seven Operating LLC, 6.63%, 11/15/19		1,112	919,485
SM Energy Co.:
6.13%, 11/15/22 (e)		3,830	3,992,775
6.50%, 1/01/23		951	989,040
5.63%, 6/01/25		1,824	1,839,960

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.:
7.50%, 7/01/21	USD	1,566	$1,636,470
5.50%, 8/15/22		1,711	1,642,560
Sunoco LP/Sunoco Finance Corp., 6.38%, 4/01/23 (e)		1,007	1,047,280
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.38%, 8/01/22		3,852	4,073,490
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (e)		3,154	3,335,355
Ultra Petroleum Corp., 5.75%, 12/15/18 (e)		979	947,183
Whiting Petroleum Corp.:
5.00%, 3/15/19		1,504	1,504,000
5.75%, 3/15/21		458	466,015
6.25%, 4/01/23 (e)		2,223	2,278,575

			220,471,807

Paper & Forest Products — 0.2%
Clearwater Paper Corp., 4.50%, 2/01/23		197	192,568
Norbord, Inc., 6.25%, 4/15/23 (e)		1,605	1,621,050
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	530	605,383
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (e)	USD	1,335	1,357,588

			3,776,589

Pharmaceuticals — 4.5%
Concordia Healthcare Corp., 7.00%, 4/15/23 (e)		1,919	1,930,994
Endo Finance LLC/Endo Finco, Inc. (e):
7.00%, 12/15/20		628	660,970
7.25%, 1/15/22		696	739,500
6.00%, 2/01/25		4,617	4,674,712
Grifols Worldwide Operations, Ltd., 5.25%, 4/01/22		4,047	4,127,940
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (e)		3,596	3,861,205
JLL/Delta Dutch Newco BV, 7.50%, 2/01/22 (e)		2,050	2,144,813
Pinnacle Merger Sub, Inc., 9.50%, 10/01/23 (e)		453	510,758
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (e)		1,443	1,525,071
5.38%, 3/15/20 (e)		5,597	5,834,872
7.00%, 10/01/20 (e)		4,393	4,596,176
6.38%, 10/15/20 (e)		7,390	7,884,206

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2015	14

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Pharmaceuticals (concluded)
Valeant Pharmaceuticals International, Inc.: (concluded)
7.50%, 7/15/21 (e)	USD	2,110	$2,308,340
6.75%, 8/15/21 (e)		2,793	2,932,650
5.50%, 3/01/23 (e)		2,372	2,419,440
4.50%, 5/15/23	EUR	1,950	2,168,456
5.88%, 5/15/23 (e)	USD	12,533	12,987,321
Valeant Pharmaceuticals International, Inc. (concluded):
6.13%, 4/15/25 (e)		11,460	11,918,400

			73,225,824

Professional Services — 0.2%
Truven Health Analytics, Inc., 10.63%, 6/01/20		2,840	2,989,100

Real Estate Investment Trusts (REITs) — 0.5%
Aroundtown Property Holdings PLC, 3.00%, 12/09/21	EUR	1,200	1,235,587
Felcor Lodging LP:
5.63%, 3/01/23	USD	1,422	1,485,990
6.00%, 6/01/25 (e)		1,365	1,399,125
Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp., 5.63%, 10/15/21		1,361	1,434,154
Host Hotels & Resorts LP, 2.50%, 10/15/29 (e)(i)		815	1,267,325
iStar Financial, Inc.:
4.00%, 11/01/17		685	674,725
5.00%, 7/01/19		480	474,600

			7,971,506

Real Estate Management & Development — 1.3%
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (e)		4,515	4,819,762
The Howard Hughes Corp., 6.88%, 10/01/21 (e)		1,369	1,437,450
Kennedy-Wilson, Inc., 5.88%, 4/01/24		1,364	1,387,870
Punch Taverns Finance B Ltd., Series A6, 5.94%, 9/30/22	GBP	532	804,978
Punch Taverns Finance PLC, Series M3, 6.07%, 10/15/27 (d)(e)		1,202	1,763,651
Realogy Corp. (e):
7.63%, 1/15/20	USD	2,646	2,827,912
9.00%, 1/15/20		1,269	1,367,348
Realogy Group LLC/Realogy Co-Issuer Corp. (e):
4.50%, 4/15/19		2,421	2,457,315
5.25%, 12/01/21		750	764,063
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (e)		1,065	1,115,588

Corporate Bonds		Par (000)	Value

Real Estate Management & Development (concluded)
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (e)	USD	2,305	$2,195,512

			20,941,449

Road & Rail — 0.7%
EC Finance PLC, 5.13%, 7/15/21	EUR	675	781,015
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (e)	USD	2,382	2,376,045
The Hertz Corp.:
7.50%, 10/15/18		3,220	3,332,700
5.88%, 10/15/20		370	377,863
7.38%, 1/15/21		2,360	2,469,150
United Rentals North America, Inc., 5.50%, 7/15/25		1,483	1,479,292
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (e)		1,093	1,114,860

			11,930,925

Semiconductors & Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc.:
7.50%, 8/15/22		665	585,200
7.00%, 7/01/24		440	369,600
Micron Technology, Inc. (e):
5.25%, 1/15/24		4,745	4,697,550
5.50%, 2/01/25		830	823,692
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (e)		2,065	2,178,575
Sensata Technologies BV (e):
5.63%, 11/01/24		903	962,824
5.00%, 10/01/25		2,673	2,698,046

			12,315,487

Software — 1.2%
Audatex North America, Inc., 6.13%, 11/01/23 (e)		1,350	1,404,000
BMC Software Finance, Inc., 8.13%, 7/15/21 (e)		917	828,739
Igloo Holdings Corp., (8.25% Cash or 9.00% PIK), 8.25%, 12/15/17 (e)(f)		881	894,215
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 5/01/21 (e)(f)		4,891	4,976,592
Infor US, Inc., 6.50%, 5/15/22 (e)		6,333	6,579,354
Nuance Communications, Inc., 5.38%, 8/15/20 (e)		2,430	2,451,263

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2015	15

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Software (concluded)
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (e)	USD	2,437	$2,610,636

			19,744,799

Specialty Retail — 1.3%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		1,168	1,222,020
The Hillman Group, Inc., 6.38%, 7/15/22 (e)		1,438	1,412,835
L Brands, Inc., 8.50%, 6/15/19		3,925	4,714,906
Magnolia BC SA, 9.00%, 8/01/20	EUR	752	889,931
Party City Holdings, Inc., 8.88%, 8/01/20	USD	3,489	3,755,908
Penske Automotive Group, Inc.:
5.75%, 10/01/22		3,575	3,789,500
5.38%, 12/01/24		1,335	1,381,725
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/01/22		1,599	1,702,935
THOM Europe SAS, 7.38%, 7/15/19	EUR	1,190	1,378,861
TUI AG, 4.50%, 10/01/19		204	235,816
Twin Set-Simona Barbieri SpA, 5.89%, 7/15/19 (d)		415	412,950

			20,897,387

Textiles, Apparel & Luxury Goods — 0.5%
Levi Strauss & Co.:
6.88%, 5/01/22	USD	2,430	2,648,700
5.00%, 5/01/25 (e)		1,456	1,450,540
Polymer Group, Inc., 6.88%, 6/01/19 (e)		900	839,250
PVH Corp., 4.50%, 12/15/22		1,401	1,422,015
Springs Industries, Inc., 6.25%, 6/01/21		1,744	1,717,840
The William Carter Co., 5.25%, 8/15/21		788	815,580

			8,893,925

Thrifts & Mortgage Finance — 0.2%
Radian Group, Inc.:
3.00%, 11/15/17 (i)		330	530,681
2.25%, 3/01/19 (i)		712	1,209,955
5.50%, 6/01/19		926	969,985

			2,710,621

Trading Companies & Distributors — 0.3%
Ashtead Capital, Inc. (e):
6.50%, 7/15/22		2,451	2,631,761
5.63%, 10/01/24		779	812,107

Corporate Bonds		Par (000)	Value

Trading Companies & Distributors (concluded)
Travis Perkins PLC, 4.38%, 9/15/21	GBP	729	$1,158,030

			4,601,898

Transportation Infrastructure — 0.3%
Aguila 3 SA, 7.88%, 1/31/18 (e)	USD	2,496	2,508,480
CEVA Group PLC, 7.00%, 3/01/21 (e)		550	544,500
JCH Parent, Inc., (10.50% Cash or 11.25% PIK), 10.50%, 3/15/19 (e)(f)	USD	2,522	1,865,988

			4,918,968

Wireless Telecommunication Services — 5.5%
Communications Sales & Leasing, Inc. (e):
6.00%, 4/15/23		689	692,445
8.25%, 10/15/23		3,115	3,177,300
Crown Castle International Corp., 5.25%, 1/15/23		3,571	3,764,727
Digicel Group Ltd. (e):
8.25%, 9/30/20		2,255	2,338,435
7.13%, 4/01/22		4,200	4,084,500
Digicel Ltd., 6.00%, 4/15/21 (e)		7,669	7,573,137
The Geo Group, Inc.:
5.88%, 1/15/22		2,220	2,344,875
5.88%, 10/15/24		2,030	2,156,875
SBA Communications Corp., 4.88%, 7/15/22 (e)		3,775	3,796,518
Sprint Capital Corp., 8.75%, 3/15/32		1,330	1,356,600
Sprint Communications, Inc. (e):
9.00%, 11/15/18		13,529	15,507,616
7.00%, 3/01/20		6,812	7,518,745
Sprint Corp.:
7.88%, 9/15/23		7,009	7,127,452
7.13%, 6/15/24		5,417	5,240,947
7.63%, 2/15/25		1,620	1,589,123
T-Mobile USA, Inc.:
6.63%, 4/28/21		1,897	2,022,771
6.13%, 1/15/22		367	384,891
6.73%, 4/28/22		1,227	1,306,755
6.00%, 3/01/23		2,244	2,329,553
6.50%, 1/15/24		2,638	2,783,090
6.38%, 3/01/25		7,145	7,457,594
Wind Acquisition Finance SA:
4.00%, 7/15/20	EUR	4,549	5,066,113
4.01%, 7/15/20 (d)		867	952,226

			90,572,288

Total Corporate Bonds — 110.7%			1,795,630,004

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2015	16

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (d)		Par (000)	Value

Aerospace & Defense — 0.2%
BE Aerospace, Inc., 2014 Term Loan B, 4.00%, 12/16/21	USD	3,292	$3,321,573

Air Freight & Logistics — 0.2%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		1,149	1,091,256

Air Freight & Logistics (concluded)
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		1,199	1,139,271
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		207	196,426
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		1,654	1,571,408

			3,998,361

Airlines — 0.7%
Delta Air Lines, Inc., 2018 Term Loan B1, 3.25%, 10/18/18		2,337	2,335,366
Northwest Airlines, Inc.:
2.25%, 3/10/17		3,543	3,463,825
1.63%, 9/10/18		3,774	3,613,206
1.64%, 9/10/18		1,909	1,828,107

			11,240,504

Auto Components — 0.5%
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		7,628	7,592,535

Building Products — 0.2%
Hanson Building Products Ltd., 1st Lien Term Loan, 6.50%, 2/18/22		1,045	1,047,831
Wilsonart LLC, Term Loan B, 4.00%, 10/31/19		2,297	2,290,420

			3,338,251

Capital Markets — 0.2%
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		2,983	2,975,907

Chemicals — 0.2%
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		651	650,695
Chemours Company Co., Term Loan B, 3.75%, 5/22/22		1,692	1,693,485

Floating Rate Loan Interests (d)		Par (000)	Value

Chemicals (concluded)
OXEA Finance LLC, 2nd Lien Term Loan, 8.25%, 7/15/20	USD	1,615	$1,480,955

			3,825,135

Commercial Services & Supplies — 0.3%
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		2,808	2,792,175
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		2,613	2,607,439

			5,399,614

Communications Equipment — 0.6%
Avaya, Inc., Term Loan B7, 6.25%, 4/16/20		6,605	6,508,699
Blue Coat Systems, Inc., 2015 Term Loan, 4.50%, 5/15/22		555	555,694
CommScope, Inc., Incremental Term Loan B, 3.75%, 5/21/22		1,235	1,236,544
Riverbed Technology, Inc., Term Loan B, 6.00%, 4/24/22		1,445	1,458,554

			9,759,491

Construction Materials — 0.3%
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		4,802	4,805,759

Diversified Financial Services — 0.1%
Onex Wizard US Acquisition, Inc., Term Loan, 4.25%, 3/13/22		1,915	1,923,112

Diversified Telecommunication Services — 0.2%
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		1,425	1,429,493
Level 3 Financing, Inc., 2019 Term Loan, 4.00%, 8/01/19		1,785	1,783,893

			3,213,386

Electric Utilities — 0.4%
American Energy - Marcellus LLC, 1st Lien Term Loan, 5.25%, 8/04/20		1,001	759,227
American Energy - Utica LLC, 2nd Lien Term Loan, 5.50%, 9/30/18		5,936	5,570,337

			6,329,564

Electrical Equipment — 0.3%
Texas Competitive Electric Holdings Co. LLC, DIP Term Loan, 3.75%, 5/05/16		5,613	5,637,781

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2015	17

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (d)		Par (000)	Value

Energy Equipment & Services — 0.1%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20	USD	987	$991,609

Food & Staples Retailing — 0.0%
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20		600	606,000

Health Care Equipment & Supplies — 0.1%
DJO Finance LLC, 2015 Term Loan, 4.25%, 4/21/20		2,110	2,113,292

Health Care Providers & Services — 0.8%
Air Medical Group Holdings, Inc., Term Loan B, 4.50%, 4/06/22		1,670	1,662,251
Genesis HealthCare Corp., Term Loan B, 10.00%, 12/04/17		1,219	1,243,070
Sterigenics-Nordion Holdings LLC, Term Loan B, 4.25%, 5/15/22		885	885,000
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		964	967,333
Tenet Healthcare Corp., Interim Term Loan, 4.50%, 3/22/16		8,450	8,450,000

			13,207,654

Hotels, Restaurants & Leisure — 2.4%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		526	524,729
2nd Lien Term Loan, 8.00%, 8/01/22		9,778	9,896,223
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		2,235	2,241,844
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		5,899	5,736,574
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		8,334	8,003,534
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		1,761	1,758,253
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		2,035	2,040,273
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		2,286	2,290,331
Travelport Finance (Luxembourg) Sarl, 2014 Term Loan B, 5.75%, 9/02/21		6,945	7,001,981

			39,493,742

Independent Power and Renewable Electricity Producers — 0.3%
Energy Future Intermediate Holding Co. LLC, DIP Term Loan, 4.25%, 6/19/16		5,103	5,122,023

Floating Rate Loan Interests (d)		Par (000)	Value

Industrial Conglomerates — 0.1%
Sequa Corp., Term Loan B, 5.25%, 6/19/17	USD	2,455	$2,163,928

Insurance — 0.1%
Alliant Holdings I, Inc., Term Loan B, 5.00%, 12/20/19		1,643	1,655,086

Internet Software & Services — 0.1%
Interactive Data Corp., 2014 Term Loan, 4.75%, 5/02/21		1,677	1,681,660

IT Services — 1.1%
Epicor Software Corp., 1st Lien Term Loan, 4.75%, 5/08/22		2,695	2,697,533
First Data Corp.:
2018 Extended Term Loan, 3.68%, 3/24/18		15,081	15,068,761
2018 Term Loan, 3.68%, 9/24/18		200	199,848

			17,966,142

Machinery — 0.4%
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		2,872	2,867,803
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		3,375	3,274,546

			6,142,349

Media — 1.0%
Cengage Learning Acquisitions, Inc.:
1st Lien Term Loan, 8.25%, 3/31/20		6,176	6,190,093
Term Loan, 0.00%, 7/03/15 (a)(h)		10,469	1
Clear Channel Communications, Inc., Term Loan D, 6.94%, 1/30/19		4,098	3,826,843
Media General, Inc., Term Loan B, 4.25%, 7/31/20		3,340	3,353,422
Tribune Co., 2013 Term Loan, 4.00%, 12/27/20		225	225,456
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		1,786	1,782,423

			15,378,238

Metals & Mining — 0.1%
Novelis, Inc., Term Loan, 3.75%, 3/10/17		1,579	1,577,602

Multiline Retail — 0.1%
BJ's Wholesale Club, Inc., 2nd Lien Term Loan, 8.50%, 3/26/20		1,065	1,075,650

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2015	18

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (d)		Par (000)	Value

Oil, Gas & Consumable Fuels — 0.4%
CITGO Holding Inc., 2015 Term Loan B, 9.50%, 5/12/18	USD	5,057	$5,122,666
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		838	832,209

			5,954,875

Pharmaceuticals — 1.0%
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.19%, 2/27/21		4,737	4,746,861
Mallinckrodt International Finance SA, Term Loan B, 3.25%, 3/19/21		1,802	1,798,881
Par Pharmaceutical Cos., Inc., Term Loan B2, 4.00%, 9/30/19		4,601	4,598,390
Pharmaceutical Product Development LLC, Term Loan B, 4.00%, 12/05/18		1,366	1,367,727
Valeant Pharmaceuticals International, Inc., Term Loan B F1, 4.00%, 4/01/22		3,004	3,010,497

			15,522,356

Professional Services — 0.3%
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		1,692	1,690,181
2014 2nd Lien Term Loan, 7.50%, 7/25/22		2,495	2,514,336

			4,204,517

Real Estate Management & Development — 0.0%
Realogy Corp., Extended Letter of Credit, 0.12%, 10/10/16		228	225,887

Road & Rail — 0.3%
The Hertz Corp., Term Loan B2, 3.50%, 3/11/18		4,621	4,604,128

Semiconductors & Semiconductor Equipment — 0.2%
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/20		3,169	3,176,488

Software — 0.7%
GCA Services Group, Inc., 2nd Lien Term Loan, 9.25%, 10/22/20		260	261,300
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/11/22		3,390	3,384,339
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		2,699	2,685,366
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20		3,445	3,558,755

Floating Rate Loan Interests (d)		Par (000)	Value

Software (concluded)
Tibco Software, Inc., Term Loan B, 6.50%, 12/04/20	USD	928	$927,443

			10,817,203

Technology Hardware, Storage & Peripherals — 0.1%
Dell, Inc., Term Loan C, 3.75%, 10/29/18		1,895	1,894,899

Textiles, Apparel & Luxury Goods — 0.3%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		6,087	5,356,340

Wireless Telecommunication Services — 0.2%
Lightsquared LP, 2nd Lien Term Loan, 17.00%, 1/01/16		1,889	2,984,816

Total Floating Rate Loan Interests — 14.6%			237,277,457

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (d)(e)		3,829	3,902,685

Commercial Mortgage-Backed Securities — 0.1%
GAHR Commericial Mortgage Trust 2015-NRF, Series 2015-NRF, Class FFX, 3.38%, 12/15/19 (d)(e)		1,925	1,791,124

Total Non-Agency Mortgage-Backed Securities — 0.3%			5,693,809

Investment Companies (l)		Shares

iShares iBoxx $ High Yield Corporate Bond ETF		374,456	34,041,795
SPDR Barclays High Yield Bond ETF		75,000	2,956,500

Total Investment Companies — 2.3%			36,998,295

Other Interests (m)		Beneficial Interest (000)

Auto Components — 0.0%
Lear Corp. Escrow	USD	1,250	10,938

Media — 0.0%
Adelphia Escrow (a)		4,000	40

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2015	19

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Other Interests (m)		Beneficial Interest (000)	Value

Media (concluded)
Adelphia Recovery Trust (a)	USD	5,017	$2,006

			2,046

Total Other Interests — 0.0%			12,984

Preferred Securities

Capital Trusts		Par (000)

Banks — 3.0%
Bank of America Corp., (d)(g)
Series AA, 6.10%		5,579	5,627,816
Series V, 5.13%		3,440	3,388,400
Series X, 6.25%		6,416	6,536,300
Series Z, 6.50%		3,230	3,415,725
Citigroup, Inc., Series D, 5.95% (d)(g)		5,555	5,478,619
JPMorgan Chase & Co., (d)(g)
6.75%		5,324	5,803,160
Series Q, 5.15%		850	830,344
Series U, 6.13%		4,228	4,354,840
Series V, 5.00%		5,615	5,537,793
Wells Fargo & Co., (d)(g)
Series S, 5.90%		2,615	2,693,450
Series U, 5.88%		5,215	5,482,269

			49,148,716

Capital Markets — 0.9%
The Goldman Sachs Group, Inc., Series L, 5.70% (d)(g)		7,888	7,974,374
Morgan Stanley, Series H, 5.45% (d)(g)		3,810	3,819,525
Morgan Stanley, Series J, 5.55% (d)(g)		2,475	2,484,281

			14,278,180

Consumer Finance — 0.3%
American Express Co., Series C, 4.90% (d)(g)		4,295	4,214,469

Total Capital Trusts — 4.2%			67,641,365

Preferred Stocks		Shares

Banks — 0.4%
RBS Capital Funding Trust, Series F, 6.25%		93,975	2,343,737

Preferred Stocks		Shares	Value

Banks — (concluded)
RBS Capital Funding Trust VII, 6.08%		152,071	$3,763,250

			6,106,987

Capital Markets — 0.1%
CF-B L2 (D) LLC 0.00%		551,905	552,678
State Street Corp., Series D, 5.90% (d)		14,089	370,118

			922,796

Consumer Finance — 0.0%
Ally Financial, Inc., Series A, 8.50% (d)(g)		17,386	458,121

Diversified Financial Services — 0.0%
Concrete Investments II, 0.00%		4,997	735,419

Diversified Telecommunication Services — 0.1%
Orange SA, 4.00% (d)(g)		1,225,000	1,416,186

Hotels, Restaurants & Leisure — 1.6%
Amaya, Inc., 0.00%		19,851	25,164,926

Media — 0.0%
Emmis Communications Corp., Series A, 6.25% (i)		10,300	108,150
NBCUniversal Enterprise, Inc., 5.25% (e)(g)		400,000	422,000

			530,150

Total Preferred Stocks — 2.2%			35,334,585

Trust Preferred		Par (000)

Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 8.13% (d)	USD	256	6,654,638

Total Preferred Securities — 6.8%			109,630,588

Warrants (n)		Shares

Metals & Mining — 0.0%
Peninsula Energy Ltd. (Expires 12/31/15)		31,614,557	97,567
Peninsula Energy Ltd. (Expires 12/31/18)		20,615,151	110,329

			207,896

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2015	20

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Warrants (n)	Shares	Value

Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	6,494	$83,649

Total Warrants — 0.0%		291,545

Total Long-Term Investments (Cost — $2,393,306,678) — 147.1%		2,386,536,868

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (l)(o)	2,048,017	2,048,017

Total Short-Term Securities (Cost — $2,048,017) — 0.1%		2,048,017

Options Purchased	Value

Options Purchased (Cost — $1,325,626) — 0.1%	$1,012,068

Total Investments Before Options Written (Cost — $2,396,680,321*) — 147.3%	2,389,596,953

Options Written (Premiums Received — $386,364) — (0.0)%	(365,924)

Total Investments, Net of Options Written (Cost — $2,396,293,957) — 147.3%	2,389,231,029
Liabilities in Excess of Other Assets — (47.3)%	(767,122,380)

Net Assets — 100.0%	$1,622,108,649

*	As of May 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,402,044,772

Gross unrealized appreciation	$82,252,248
Gross unrealized depreciation	(94,700,067)

Net unrealized depreciation	$(12,447,819)

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	All or a portion of security is held by a wholly owned subsidiary.
(c)	Restricted security as to resale. As of report date, the Trust held restricted securities with a current value of $ $2,900,611 and an original cost of $2,419,572 which was 0.02% of its net assets.
(d)	Variable rate security. Rate shown is as of report date.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Zero-coupon bond.
(i)	Convertible security.
(j)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Bank of America N.A.	$1,292,800	$12,800
Barclays Capital, Inc.	$2,800,496	$15,532
JPMorgan Securities LLC	$19,269,790	$30,907

(k)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(l)	During the period ended May 31, 2015, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2015	21

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Affiliate	Shares Held at August 31, 2014	Shares Purchased	Shares Sold	Shares Held at May 31, 2015	Value at May 31, 2015	Income	Realized Gain

BlackRock Liquidity Funds,TempFund, Institutional Class	3,602,081	—	(1,554,064)	2,048,017	$2,048,017	$748	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	756,752	(382,296)	374,456	$34,041,795	$939,109	$9,725
SPDR Barclays High Yield Bond ETF	—	75,000	—	75,000	$2,956,500	—	—

(m)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(n)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(o)	Represents the current yield as of report date.

Portfolio Abbreviations

ADR	American Depositary Receipts
ADS	American Depositary Shares
AUD	Australian Dollar
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CR	Custodian Receipt
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
PIK	Payment-In-Kind.
Radian	Radian Guaranty, Inc.
SGD	Singapore Dollar
S&P	Standard and Poor's
SPDR	Standard & Poor's Depository Receipts
USD	U.S. Dollar

•	As of May 31, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
(196)	Russell 2000 Mini Index	ICE Futures U.S. Indices	June 2015	USD	24,388,280	$(359,707)
(1,046)	S&P 500 E-Mini Index	Chicago Mercantile	June 2015	USD	110,143,800	(1,941,938)
(236)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	USD	30,134,250	(138,703)

Total						$(2,440,348)

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2015	22

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

•	As of May 31, 2015, forward foreign currency contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,870,000	USD	1,554,248	Deutsche Bank AG	7/21/15	$(51,716)
CAD	3,965,000	USD	3,237,300	Deutsche Bank AG	7/21/15	(51,449)
CAD	899,000	USD	741,994	Goldman Sachs International	7/21/15	(19,654)
CAD	1,976,000	USD	1,646,491	Goldman Sachs International	7/21/15	(58,789)
CAD	985,000	USD	807,520	Goldman Sachs International	7/21/15	(16,079)
CAD	1,162,000	USD	951,433	State Street Bank and Trust Co.	7/21/15	(17,774)
EUR	862,000	USD	963,156	Bank of America N.A.	7/21/15	(15,789)
EUR	255,000	USD	283,428	Goldman Sachs International	7/21/15	(3,175)
EUR	600,000	USD	667,778	Goldman Sachs International	7/21/15	(8,358)
EUR	351,000	USD	398,438	HSBC Bank PLC	7/21/15	(12,677)
EUR	175,000	USD	192,371	HSBC Bank USA N.A.	7/21/15	(40)
EUR	1,200,000	USD	1,305,187	JPMorgan Chase Bank N.A.	7/21/15	13,652
EUR	647,000	USD	732,614	Standard Chartered Bank	7/21/15	(21,540)
EUR	2,300,000	USD	2,596,183	State Street Bank and Trust Co.	7/21/15	(68,407)
EUR	100,000	USD	107,799	State Street Bank and Trust Co.	7/21/15	2,104
EUR	99,000	USD	107,419	State Street Bank and Trust Co.	7/21/15	1,385
EUR	120,000	USD	131,760	State Street Bank and Trust Co.	7/21/15	124
EUR	114,000	USD	127,758	State Street Bank and Trust Co.	7/21/15	(2,469)
GBP	183,000	USD	272,201	Bank of America N.A.	7/21/15	7,397
GBP	637,000	USD	963,486	Bank of America N.A.	7/21/15	9,760
GBP	280,000	USD	427,771	Citibank N.A.	7/21/15	30
GBP	591,000	USD	917,958	State Street Bank and Trust Co.	7/21/15	(14,993)
USD	1,229,069	AUD	1,605,000	Barclays Bank PLC	7/21/15	5,182
USD	50,327,342	CAD	61,652,000	Royal Bank of Canada	7/21/15	790,373
USD	252,763	EUR	230,000	Goldman Sachs International	7/21/15	(15)
USD	62,532	EUR	58,000	State Street Bank and Trust Co.	7/21/15	(1,212)
USD	101,776,396	EUR	94,564,000	UBS AG	7/21/15	(2,152,542)
USD	45,114,128	GBP	30,512,000	Barclays Bank PLC	7/21/15	(1,503,878)
USD	598,723	GBP	384,000	State Street Bank and Trust Co.	7/21/15	12,025
Total						$(3,178,524)

•	As of May 31, 2015, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
SPDR Barclays High Yield Bond ETF	Put	USD	206.00	6/19/15	977	$122,614
SPDR Barclays High Yield Bond ETF	Put	USD	211.00	6/30/15	2,741	889,454
Total						$1,012,068

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2015	23

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

•	As of May 31, 2015, OTC options purchased were as follows:

	Description	Counterparty/Clearinghouse	Put/ Call	Strike Price	Expiration Date	Contracts	Value
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD	942.86	12/14/19	39	—

•	As of May 31, 2015, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Value
SPDR Barclays High Yield Bond ETF	Put	USD	204.00	6/30/15	2,741	$(365,924)

•	As of May 31, 2015, OTC credit default swaps – sold protection outstanding were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Value	Premiums Paid (Received)		Unrealized Appreciation
CCO Holdings LLC	8.00%	Deutsche Bank AG	9/20/17	BB-	USD	8,180	$1,262,437	—	$1,262,437
Level 3 Communications, Inc.	5.00%	Goldman Sachs Bank USA	6/20/19	B	USD	5,000	701,743	$(311,704)	1,013,447
Total							$1,964,180	$(311,704)	$2,275,884

[1] Using S&P’s rating of the issuer.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•	As of May 31, 2015, centrally cleared credit default swaps – sold protection outstanding were as follows:

Issuer	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid	Unrealized Appreciation
Dow Jones CDX North America High Yield Index, Series 24, Version 1	5.00%	Credit Suisse (USA) LLC	6/20/20	AA	USD	16,985	1,171	$1,199,182	$27,897

[1] Using S&P’s rating of the underlying securities of the index.
[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2015	24

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, refer to the Trust's most recent financial statements as contained in its semi-annual report.

As of May 31, 2015, the following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$37,979,730	$7,393,255	$45,372,985
Common Stocks	$96,998,373	36,120,483	22,510,345	155,629,201
Corporate Bonds	—	1,770,300,175	25,329,829	1,795,630,004
Floating Rate Loan Interests	—	205,242,035	32,035,422	237,277,457
Investment Companies	36,998,295	—	—	36,998,295
Non-Agency Mortgage-Backed Securities	—	5,693,809	—	5,693,809
Other Interests	—	2,006	10,978	12,984
Preferred Securities	13,698,014	94,644,477	1,288,097	109,630,588
Warrants	171,682	—	119,863	291,545
Short-Term Securities:
Money Market Funds	2,048,017	—	—	2,048,017
Options Purchased:
Equity Contract	1,012,068	—	—	1,012,068
Total	$150,926,449	$2,149,982,715	$88,687,789	$2,389,596,953

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2015	25

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$2,303,781	—	$2,303,781
Forward foreign currency contracts	—	842,032	—	842,032
Liabilities:
Equity contracts	$(2,667,569)	—	—	(2,667,569)
Interest rate contracts	(138,703)	—	—	(138,703)
Forward foreign currency contracts	—	(4,020,556)	—	(4,020,556)
Total	$(2,806,272)	$(874,743)	—	$(3,681,015)

[1]	Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$384,172	—	—	$384,172
Cash pledged as collateral for centrally cleared swaps	895,000	—		895,000
Cash pledged for financial futures contracts	6,833,600	—	—	6,833,600
Foreign currency at value	48,451	—	—	48,451
Liabilities:
Cash received as collateral from OTC derivatives	—	$(2,200,000)		(2,200,000)
Bank borrowings payable	—	(762,000,000)	—	(762,000,000)
Total	$8,161,223	$(764,200,000)	—	$(756,038,777)

During the period ended May 31, 2015, there were no transfer between level 1 and level 2.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2015	26

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

A reconciliation of Level 3 investments are presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total
Assets:
Opening Balance, as of August 31, 2014	$56,896,277	$ 6,775,056	$29,135,018	$38,229,343	$10,978	$1,011,134	$4,857	$132,062,663
Transfers into Level 3[1]	115,217	246,281	—	2,132,804	—	—	118,682	2,612,984
Transfers out of Level 3[2]	(16,930,672)	(4,788,406)	—	(11,749,206)	—	—	—	(33,468,284)
Accrued discounts/premiums	26,290	5,283	11,882	202,102	—	6,594	—	252,151
Net realized gain (loss)	(7,831,416)	15,000	(10,292,026)	252,546	—	—	(26,002)	(17,881,898)
Net change in unrealized appreciation (depreciation)[3]	(10,605,109)	224,186	9,865,861	(793,400)	—	(281,536)	28,538	(1,561,460)
Purchases	839,758	6,916,780	2,507,469	13,431,298	—	551,905	—	24,247,210
Sales		(2,000,925)	(5,898,375)	(9,670,065)	—		(6,212)	(17,575,577)
Closing Balance, as of May 31, 2015	$22,510,345	$ 7,393,255	$ 25,329,829	$32,035,422	$10,978	$1,288,097	$119,863	$88,687,789
Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2015[3]	$(18,436,521)	$ 226,150	$ (509,178)	$(757,516)	$—	$(281,536)	$1,181	$(19,757,420)

[1]	As of August 31, 2014, the Trust used significant observable inputs in determining the value of certain investments. As of May 31, 2015, the Trust used unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $27,015,809 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2]	As of August 31, 2014, the Trust used significant unobservable inputs in determining the value of certain investments. As of May 31, 2015, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $31,651,460 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[3]	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments held as of May 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2015	27

Consolidated Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund, Inc. (HYT)

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the "Global Valuation Committee") to determine the value of certain of the Trust’s Level 3 investments as of May 31, 2015. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $40,666,402. A significant change in third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$14,720,203	Market Comparable Companies	Merger Value	$15.44
	4,269,055	Market Comparable Companies	Last 12 Months EBITDA Multiple[1]	4.63x-4.88x
			Current Fiscal Year EBITDA Multiple[1]	5.13x-5.33x
			Discontinued Operations Expected Sale Proceeds[1]	$60[4]
	880,363	Market Comparable Companies	2P (Proved and Probable) Reserves + 2C (Contingent) Resources Multiple[1]	CAD[5] $0.095
			PV-10 Multiple[1,2]	0.05x
	2,640,721	Market Comparable Companies	2P (Proved and Probable) Reserves + 2C (Contingent) Resources Multiple[1]	CAD[5] $0.24
			PV-10 Multiple[1,2]	0.10x
Corporate Bonds	18,429,155	Discounted Cash Flow	Internal Rate of Return[2]	10.00%
	1,994,474	Par	Call Price[1]	_
	4,906,200	Discounted Cash Flow	Internal Rate of Return[3]	10.00%
Warrants	83,649	Last Dealer Mark - Adjusted	Delta Adjustment based on daily movement in the common equity[1]	120%
	97,567	Black-Scholes	Implied Volatility[1]	58.762%
Total	$48,021,387

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
[2]	Present value of estimated future oil and gas revenues, net of estimated direct expenses discounted at an annual discount rate of 10%.
[3]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.
[4]	Amount is stated in millions.
[5]	Canadian Dollar.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2015	28

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund, Inc.

By:	/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Corporate High Yield Fund, Inc.

Date: July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Corporate High Yield Fund, Inc.

Date: July 23, 2015

By:	/s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Corporate High Yield Fund, Inc.

Date: July 23, 2015